Supplement to the
Fidelity® Variable Insurance Products
Dynamic Capital Appreciation Portfolio Initial Class, Service Class and Service Class 2
April 30, 2018
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Fergus Shiel (lead portfolio manager) has managed the fund since September 2005.

Asher Anolic (co-manager) and Jason Weiner (co-manager) have managed the fund since October 2018.

It is expected that Mr. Shiel will retire effective as of the close of business on or about March 29, 2019 and at that time will no longer manage the fund.

The following information replaces the biographical information found in the "Fund Management" section under the "Portfolio Manager(s)" heading.

Fergus Shiel is lead portfolio manager of the fund, which he has managed since September 2005. He also manages other funds. Mr. Shiel joined Fidelity Investments in 1989 and worked as a research analyst and portfolio manager until leaving the firm in May 2003 to run his own investment firm. Mr. Shiel returned to Fidelity Investments as a portfolio manager in September 2005.

Asher Anolic is co-manager of the fund, which he has managed since October 2018. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Anolic has worked as a research analyst and portfolio manager.

Jason Weiner is co-manager of the fund, which he has managed since October 2018. He also manages other funds. Since joining Fidelity Investments in 1991, Mr. Weiner has worked as a research analyst and portfolio manager.

It is expected that Mr. Shiel will retire effective as of the close of business on or about March 29, 2019 and at that time will no longer manage the fund.

VDCAP-18-01 1.797986.106	October 1, 2018

Supplement to the
Fidelity® Variable Insurance Products
Dynamic Capital Appreciation Portfolio Investor Class
April 30, 2018
Prospectus

The following information replaces similar information found in the "Fund Summary" section under the "Portfolio Manager(s)" heading.

Fergus Shiel (lead portfolio manager) has managed the fund since September 2005.

Asher Anolic (co-manager) and Jason Weiner (co-manager) have managed the fund since October 2018.

It is expected that Mr. Shiel will retire effective as of the close of business on or about March 29, 2019 and at that time will no longer manage the fund.

The following information replaces the biographical information found in the “Fund Management” section under the “Portfolio Manager(s)” heading.

Fergus Shiel is lead portfolio manager of the fund, which he has managed since September 2005. He also manages other funds. Mr. Shiel joined Fidelity Investments in 1989 and worked as a research analyst and portfolio manager until leaving the firm in May 2003 to run his own investment firm. Mr. Shiel returned to Fidelity Investments as a portfolio manager in September 2005.

Asher Anolic is co-manager of the fund, which he has managed since October 2018. He also manages other funds. Since joining Fidelity Investments in 2008, Mr. Anolic has worked as a research analyst and portfolio manager.

Jason Weiner is co-manager of the fund, which he has managed since October 2018. He also manages other funds. Since joining Fidelity Investments in 1991, Mr. Weiner has worked as a research analyst and portfolio manager.

It is expected that Mr. Shiel will retire effective as of the close of business on or about March 29, 2019 and at that time will no longer manage the fund.

VIPDCA-INV-18-01 1.918635.102	October 1, 2018